IMPORTANT NOTICE

Dear Shareholder:
The following supplement to your prospectus for the Peachtree Bond Fund and the Peachtree Georgia Tax-Free Income Fund (each a "Fund") contains the background information for the new portfolio manager, Jan A. Koenig. We suggest that you keep this supplement for your reference.

If you have any questions, please feel free to contact the Peachtree Funds Service Center to speak with a fund representative. We thank you for your continued interest in the Peachtree Funds.

---------------------------------------------------------------
    RETAIN THIS PORTION AND ATTACH TO YOUR CURRENT PROSPECTUS

PEACHTREE BOND FUND
PEACHTREE GEORGIA TAX-FREE INCOME FUND
(PORTFOLIOS OF PEACHTREE FUNDS)
Supplement to Prospectuses dated November 30, 1994
Please replace the section entitled "Portfolio Manager" with the following:

     Portfolio Manager. Jan A. Koenig assumed primary responsibility for the day-to-day management of the Fund portfolios in September of 1995. He joined the Adviser in July of 1995 as a Senior Portfolio Adviser and head of the Investment Management Division of the Wealth Management Group.
     Mr. Koenig served as a Senior Portfolio Manager/Manager of Investment Services Group at Texas Commerce Investment Management Company in Houston, Texas from 1987 to 1995.

                                          September 18, 1995







   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of Federated
   Investors
   Federated Investors Tower
   Pittsburgh, PA  15222-3779
   70467H200
   70467H507
   G00221-09 (9/95)



PEACHTREE BOND FUND
PEACHTREE GEORGIA TAX-FREE INCOME FUND
(PORTFOLIOS OF PEACHTREE FUNDS)
Supplement to Prospectuses dated November 30, 1994
Please replace the section entitled "Portfolio Manager" with the following:

     Portfolio Manager. Jan A. Koenig assumed primary responsibility for the day-to-day management of the Fund portfolios in September of 1995. He joined the Adviser in July of 1995 as a Senior Portfolio Adviser and head of the Investment Management Division of the Wealth Management Group.
     Mr. Koenig served as a Senior Portfolio Manager/Manager of Investment Services Group at Texas Commerce Investment Management Company in Houston, Texas from 1987 to 1995.

                                               September 18, 1995


   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of Federated
   Investors
   Federated Investors Tower
   Pittsburgh, PA  15222-3779
   70467H200
   70467H507
   G00221-09 (9/95)